Fair Value Measurements - Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis (Details) - Recurring {Member} - Level 3 [Member] - USD ($)
	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Common Share Warrants [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	$ 486,494
Initial Measurement	33,357
Change in fair value	(476,542)
Fair value ending balance	43,309		$ 486,494
Preferred Share Warrants [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	64
Initial Measurement
Change in fair value	(41)		64
Fair value ending balance	23		64
Warrant Liabilities [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	486,558
Initial Measurement	33,357
Change in fair value	(476,583)
Fair value ending balance	$ 43,332		486,558
Derivative Liability [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance		313,191	$ 313,191
Initial Measurement		49,017
Change in fair value		(272,479)
Fair value ending balance		$ 89,729		$ 313,191